Exhibit 99.1

GM Financial Automobile Leasing Trust 2018-2

3.61% Exchange Note

Class A-1 2.37343% Asset Backed Notes

Class A-2A 2.83% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 3.06% Asset Backed Notes

Class A-4 3.16% Asset Backed Notes

Class B 3.31% Asset Backed Notes

Class C 3.50% Asset Backed Notes

Class D 3.60% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/20
End of Period:	04/30/20
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	05/18/20
Distribution Date:	05/20/20
Transaction Month:	23

				Original Agg.
2018-2 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,084	05/01/2018	06/27/2018	$1,362,697,503

Total	56,084			$1,362,697,503

RECONCILIATION OF 2018-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$537,428,129

{2}	Reduction in Agg. Securitization Value due to payments	{2}	7,082,376
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	388,368
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	15,448,648
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	22,919,392

{7}	End of period Aggregate Securitization Value		{7}	$514,508,737

{8}	Pool Factor		{8}	37.756636%

RECONCILIATION OF 2018-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,300,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$474,730,626

{11}	Exchange Note Principal Payment Amount	{11}	22,919,392

{12}	End of period Exchange Note Balance	{12}	$451,811,234

{13}	Note Pool Factor	{13}	34.754710%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$177,000,000	$360,000,000	$75,000,000	$399,000,000	$79,830,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$165,298,937	$79,830,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	22,919,392	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$142,379,545	$79,830,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	35.684096%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$49,060,000	$52,470,000	$49,730,000	$1,242,090,000

{23}	Beginning of period Note Balance	{23}	$49,060,000	$52,470,000	$49,730,000	$396,388,937

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	22,919,392
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$49,060,000	$52,470,000	$49,730,000	$373,469,545

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	30.067833%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$537,428,129

{31}	Ending Designated Pool Balance	{31}	514,508,737
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	514,508,737

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$22,919,392

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$474,730,626	$0	3.61%	30	30/360	$1,428,148

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2018-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$9,612,842
{37}	Net Liquidation Proceeds collected during period	{37}	17,057,135
{38}	Investment Earnings	{38}	8,255
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(8,255)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	26,669,977

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	447,857
{43}	To the 2018-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,428,148
{44}	To the 2018-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	22,919,392
{45}	To the 2018-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2018-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	1,874,580

{47}	Total Distributions:		{47}	$26,669,977

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$537,428,129
{49}	Ending Agg. Securitization Value	{49}	514,508,737
{50}	Principal Distributable Amount {48} - {49}		{50}	22,919,392

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	22,919,392

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	22,919,392

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$22,919,392

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	2.37%	30	Actual/360	$0
{56}	Class A-2A	$0	0	2.83%	30	30/360	0
{57}	Class A-2B	$0	0	0.93825%	30	Actual/360	0
{58}	Class A-3	$165,298,937	0	3.06%	30	30/360	421,513
{59}	Class A-4	$79,830,000	0	3.16%	30	30/360	210,219
{60}	Class B	$49,060,000	0	3.31%	30	30/360	135,324
{61}	Class C	$52,470,000	0	3.50%	30	30/360	153,038
{62}	Class D	$49,730,000	0	3.60%	30	30/360	149,190

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2018-2 Exchange Note Collections	{63}	$26,222,120
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	8,255
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	1,549
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	26,231,924

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	26,231,924

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	421,513
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	210,219
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	135,324
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	153,038
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	149,190
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	22,919,392
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	2,242,623

{96}	Total Distributions:		{96}	$26,231,924

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$245,128,937	$514,508,737	$0	$25,599,567	$0
{98}	Class B	294,188,937	514,508,737	0	25,464,243	0
{99}	Class C	346,658,937	514,508,737	0	25,311,205	0
{100}	Class D	396,388,937	514,508,737	0	25,162,015	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$2,242,623

{102}	Beginning Note Balance	{102}	396,388,937
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	22,919,392
{104}	Pro-Forma Note Balance		{104}	373,469,545

{105}	Ending Aggregate Securitization Value	{105}	514,508,737
{106}	11.35% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10.35% Thereafter ($141,039,192)	{106}	141,039,192
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	373,469,545

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$514,508,737
{111}	End of Period Note Balance	{111}	451,811,234
{112}	Overcollateralization	{112}	62,697,503
{113}	Overcollateralization %		{113}	12.19%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	514,508,737
{115}	End of Period Note Balance	{115}	373,469,545
{116}	Overcollateralization	{116}	141,039,192
{117}	Overcollateralization %		{117}	27.41%

RECONCILIATION OF 2018-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,813,488

{119}	Beginning of Period Reserve Account balance		{119}	$6,813,488
{120}	Investment Earnings	{120}	1,549
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,815,037

{124}	Specified Reserve Balance		{124}	6,813,488

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	1,549

{126}	End of period Reserve Account balance		{126}	$6,813,488

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,712,448	0.33%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	May 15, 2020

GM Financial

GMALT 2018-2

Supplemental Monthly Data

April 30, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period	$537,428,129	$490,594,345
Change	(22,919,392)	(15,546,276)
End of Period	$514,508,737	$475,048,069

Residual Value as % of Agg. Securitization Value		92.33%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	25,833	508,262,009	98.79%
31 - 60 days	214	4,534,280	0.88%
61 - 90 days	53	1,208,167	0.23%
91 - 120 days	25	504,281	0.10%
Total	26,125	514,508,737	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	77	1,642,362	3,769	90,752,658
Standard terminations	95	1,644,252	1,715	32,559,607
Total retained by lessee	172	3,286,614	5,484	123,312,265
Returned Vehicles
Early terminations	347	6,402,484	13,888	245,611,929
Standard terminations	282	5,759,549	9,166	164,224,286
Total returned to dealer	629	12,162,033	23,054	409,836,215
Charged off leases / Repossessed vehicles	22	388,368	1,420	28,923,615
Repurchases	0	0	1	15,041
Other	0	0	0	0
Total terminations	823	15,837,015	29,959	562,087,136

Lease Extensions

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	371	6,760,453	1.26%

Deferment Extensions	127	3,106,044	0.58%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	388,368	28,923,615
less: Sales proceeds	465,981	29,077,192
less: Excess wear and excess mileage received	250	17,464
less: Other amounts received	-	0
Net Credit (Gain) Loss	(77,863)	(171,041)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	12,121,056	405,806,235
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	12,398,577	446,831,845
less: Excess wear and excess mileage received	209,605	2,348,036
less: Other recovery amounts	-	0
Residual (Gain) Loss	(487,126)	(43,373,646)

	Current Period	Prev. Month
Prepay Speed	-1.2573%	-0.5888%

Return Rate based on Scheduled to Terminate(2)	22.6422%	93.1479%

Return Rate based on Terminated Leases(3)	76.4277%	80.4335%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.